PERSONNEL EXPENSES (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel Expenses [Abstract]
Wages, salaries and social security charges	SFr 363.9	SFr 384.2	SFr 380.8
Pension expenses	24.0	10.0	26.8
Share-based compensation	19.1	22.5	30.7
Personnel expenses	SFr 407.0	SFr 416.7	SFr 438.3